Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
(Loss) income before (benefit from) provision for income taxes	$ (976,925)	$ 323,413	$ (17,031)
Italy
Income Tax Contingency [Line Items]
Foreign	479,851	578,221	419,116
United States
Income Tax Contingency [Line Items]
Foreign	(1,173,601)	(355,451)	(379,425)
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	(408,595)	87,269	(150,475)
All other
Income Tax Contingency [Line Items]
Foreign	$ 125,420	$ 13,374	$ 93,753